Employee Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation	75.00%
Company contribution to defined savings plan	4.00%
Company contribution, percentage company contribution matches of the employee's percentage contribution matched	100.00%
Employee retirement savings plan matching expenses	$ 156,000,000	$ 142,000,000	$ 131,000,000
Vesting service period for defined benefit pension plan	3 years
Plan assets of the qualified pension plans that have asset management arrangements with related parties	$ 798,000,000	48,000,000
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	43.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	30.00%
Domestic Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	7.00%
Emerging Markets Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	$ 1,238,000,000	383,000,000
Pension Plans [Member] | Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	1,200,000,000	358,000,000
Company contributions to pension and postretirement welfare plan in next fiscal year	0
Pension Plans [Member] | Nonqualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and postretirement welfare plan in next fiscal year	23,000,000
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to qualified pension and postretirement welfare plan	5,000,000	$ 7,000,000
Company contributions to pension and postretirement welfare plan in next fiscal year	$ 5,000,000